Earnings Per Share - Schedule of Weighted Average Number of Shares Used as the Basic and Diluted Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share	486,844,497	486,616,365
Weighted average number of ordinary shares used in calculating diluted earnings per share	486,844,497	486,616,365